Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Debt:
Current portion of long-term debt and short-term debt	$ 975,027	$ 730,257
Long-term interest bearing debt - non-current portion	1,579,365	1,835,102
Total liabilities	3,025,578	2,980,804
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	104,461	176,428
Debt:
Current portion of long-term debt and short-term debt	835,334	646,513
Long-term interest bearing debt - non-current portion	860,015	1,200,774
Total liabilities	1,695,349	$ 1,847,287
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	10,679
Debt:
Current portion of long-term debt and short-term debt	141,637
Long-term interest bearing debt - non-current portion	0
Total liabilities	141,637
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	1,470
Debt:
Current portion of long-term debt and short-term debt	151,325
Long-term interest bearing debt - non-current portion	0
Total liabilities	151,325
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	8,718
Debt:
Current portion of long-term debt and short-term debt	140,204
Long-term interest bearing debt - non-current portion	0
Total liabilities	140,204
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	11,358
Debt:
Current portion of long-term debt and short-term debt	116,450
Long-term interest bearing debt - non-current portion	0
Total liabilities	116,450
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	0
Debt:
Current portion of long-term debt and short-term debt	10,917
Long-term interest bearing debt - non-current portion	98,173
Total liabilities	109,090
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	26,789
Debt:
Current portion of long-term debt and short-term debt	0
Long-term interest bearing debt - non-current portion	123,023
Total liabilities	123,023
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	4,531
Debt:
Current portion of long-term debt and short-term debt	5,751
Long-term interest bearing debt - non-current portion	86,599
Total liabilities	92,350
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	40,916
Debt:
Current portion of long-term debt and short-term debt	269,050
Long-term interest bearing debt - non-current portion	552,220
Total liabilities	$ 821,270